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                          LORD ABBETT MID-CAP VALUE FUND, INC.
                                     90 HUDSON STREET
                           JERSEY CITY, NEW JERSEY 07302-3973



                                                               May 4, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   Lord Abbett Mid-Cap Value Fund, Inc.
      1933 Act File No. 002-82544
      1940 Act File No. 811-03691

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 30 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 28, 2006.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.

Very truly yours,
/s/ Bergela Piram
-------------------
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC